FINANCIAL STATEMENTS SCHEDULE I - NOTES TO SCHEDULE I (Details)	Dec. 31, 2025 ¥ / $ $ / ¥
FINANCIAL STATEMENTS SCHEDULE I
Convenience translation rate | ¥ / $	6.9931
Reportable Legal Entities | ZTO EXPRESS (CAYMAN) INC.
FINANCIAL STATEMENTS SCHEDULE I
Convenience translation rate | $ / ¥	6.9931